UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S.

GOVERNMENT FUND

FORM N-Q

MARCH 31, 2008

Legg Mason Partners Short/Intermediate U.S. Government Fund

Schedule of Investments (unaudited)	March 31, 2008

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES - 84.9%
FHLMC - 15.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
$535	11.750% due 7/1/15	$585
25,737	8.000% due 7/1/20	27,565
1,228,823	9.500% due 1/1/21 (a)	1,358,025
425,460	5.674% due 7/1/32 (a)(b)	434,908
1,866,069	5.000% due 8/1/33 (a)	1,853,411
466,644	5.899% due 1/1/37 (a)(b)	475,073
200,000	5.000% due 4/14/38 (c)	198,031
	Gold:
239,308	6.000% due 7/1/10-1/1/38	247,565
31,951	7.000% due 5/1/11-8/1/11	33,287
8,457	8.000% due 12/1/19	9,003
249,371	5.500% due 11/1/35	252,326
3,100,111	5.500% due 12/1/37-1/1/38 (a)	3,134,203

	TOTAL FHLMC	8,023,982

FNMA - 66.7%
	Federal National Mortgage Association (FNMA):
23,024	12.500% due 9/20/15-1/15/16	27,096
33,504	12.000% due 1/1/16-1/15/16	39,264
98,703	8.500% due 8/1/19-11/1/23	107,545
676	11.500% due 9/1/19	786
8,198	10.500% due 8/1/20	9,956
15,100,000	5.000% due 4/17/23-5/13/38 (c)	14,961,955
12,700,000	5.500% due 4/17/23-4/14/38 (c)	12,878,419
1,230,000	6.000% due 4/17/23 (c)	1,265,939
169,776	7.000% due 1/1/25	180,765
267,350	6.000% due 2/1/29-6/1/29	276,238
14,967	7.500% due 9/1/30	16,161
370,784	8.500% due 11/1/31 (a)	404,803
2,495,062	6.000% due 1/1/33-7/1/37 (a)	2,561,582
672,662	5.500% due 11/1/36 (a)	679,965
738,207	6.354% due 7/1/37 (a)(b)	763,338
555,485	5.759% due 8/1/37 (a)(b)	564,628
498,454	6.500% due 11/1/37 (a)	516,748

	TOTAL FNMA	35,255,188

GNMA - 3.0%
	Government National Mortgage Association (GNMA):
225,741	8.500% due 6/15/25	249,799
1,000,000	6.000% due 4/21/38 (c)	1,032,031
300,000	5.000% due 5/20/38 (c)	299,203

	TOTAL GNMA	1,581,033

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $44,307,475)	44,860,203

ASSET-BACKED SECURITIES - 11.2%
Credit Card - 1.9%
1,000,000	Capital One Multi-Asset Execution Trust, 2.908% due 1/17/12 (a)(b)	992,618

Home Equity - 8.3%
436,663	ACE Securities Corp., 2.729% due 2/25/31 (a)(b)	392,635
328,572	Bravo Mortgage Asset Trust, 2.729% due 7/25/36 (b)(d)	323,181
	Countrywide Home Equity Loan Trust:
421,334	3.108% due 2/15/34 (b)	356,127

See Notes to Schedule of Investments.

Legg Mason Partners Short/Intermediate U.S. Government Fund

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face Amount	Security	Value
Home Equity - 8.3% (continued)
$447,184	3.078% due 5/15/34 (b)(d)	$249,199
547,473	2.958% due 7/15/36 (a)(b)	427,029
512,895	5.900% due 8/15/37 (a)(b)	409,671
922,049	GMAC Mortgage Corp. Loan Trust, 2.809% due 11/25/36 (b)	321,932
229,753	GSAMP Trust, 2.689% due 5/25/36 (b)	184,977
481,129	Indymac Seconds Asset Backed Trust, 2.729% due 6/25/36 (b)	185,913
515,401	Lehman XS Trust, 2.669% due 8/25/46 (a)(b)	477,190
185,425	Morgan Stanley Ixis Real Estate Capital Trust, 2.629% due 7/25/36 (b)	183,142
	SACO I Trust:
445,443	2.729% due 6/25/36 (b)	161,583
483,970	2.729% due 7/25/36 (b)	181,087
530,459	Structured Asset Securities Corp., 2.709% due 2/25/36 (b)(d)	170,466
554,414	Truman Capital Mortgage Loan Trust, 2.859% due 3/25/36 (a)(b)(d)	376,919

	Total Home Equity	4,401,051

Student Loan - 1.0%
543,262	SLM Student Loan Trust, 3.321% due 7/25/17 (a)(b)	540,079

	TOTAL ASSET-BACKED SECURITIES (Cost - $8,577,181)	5,933,748

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.4%
525,715	American Home Mortgage Assets, 2.789% due 10/25/46 (a)(b)	397,868
60,000	Banc of America Commercial Mortgage Inc., 5.659% due 6/10/49 (b)	59,357
312,727	Bear Stearns ARM Trust, 5.446% due 2/25/36 (b)	314,680
	Bear Stearns Structured Products Inc.:
513,553	2.956% due 9/26/37 (a)(b)(d)	490,443
583,094	3.635% due 9/27/37 (a)(b)(d)	555,397
	Countrywide Alternative Loan Trust:
251,564	2.859% due 6/25/35 (b)	200,432
1,268,507	2.736% due 7/20/46 (a)(b)	825,250
716,528	2.789% due 9/25/46 (a)(b)	485,645
310,000	CS First Boston Mortgage Securities Corp., 5.100% due 8/15/38 (b)	306,797
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	4.500% due 4/15/32	111,799
	PAC IO:
137,963	5.500% due 1/15/23 (e)	433
1,519,270	5.000% due 5/15/23 (e)	249,469
529,315	Federal National Mortgage Association (FNMA), Whole Loan, 6.193% due 6/25/33 (a)(b)	539,001
70,000	GE Capital Commercial Mortgage Corp., 5.543% due 12/10/49	68,602
563,215	Greenpoint Mortgage Funding Trust, 2.699% due 9/25/46 (a)(b)	480,463
	Harborview Mortgage Loan Trust:
668,274	2.769% due 11/19/36 (a)(b)	509,915
584,642	2.759% due 10/19/37 (a)(b)	446,140
513,906	IMPAC Secured Assets Corp., 2.919% due 3/25/36 (b)	366,842
1,090,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43 (a)	1,070,180
140,000	LB-UBS Commercial Mortgage Trust, 5.661% due 3/15/39 (b)	140,686
528,802	Luminent Mortgage Trust, 2.789% due 5/25/46 (a)(b)	400,773
	MASTR ARM Trust:
39,220	6.983% due 12/25/34 (b)	39,480
525,828	2.799% due 5/25/47 (a)(b)	396,899
230,000	Merrill Lynch Mortgage Trust, 5.658% due 5/12/39 (b)	231,999
	Morgan Stanley Mortgage Loan Trust:
311,363	2.749% due 3/25/36 (b)	239,409
328,278	2.669% due 6/25/36 (b)	313,951
562,772	Novastar Mortgage-Backed Notes, 2.789% due 9/25/46 (a)(b)	429,240

See Notes to Schedule of Investments.

Legg Mason Partners Short/Intermediate U.S. Government Fund

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.4% (continued)
$210,830	Opteum Mortgage Acceptance Corp., 2.689% due 4/25/36 (b)	$201,709
296,268	Provident Funding Mortgage Loan Trust, 5.212% due 5/25/35 (b)	294,015
648,570	Structured Asset Mortgage Investments Inc., 2.779% due 7/25/46 (a)(b)	491,772
	Thornburg Mortgage Securities Trust:
226,430	6.217% due 9/25/37 (b)	204,637
240,745	6.225% due 9/25/37 (b)	224,313
795,519	2.849% due 7/25/45 (a)(b)	792,836
708,985	2.704% due 5/25/46 (a)(b)	696,267
746,517	2.709% due 6/25/46 (a)(b)	738,186
	Washington Mutual Inc.:
412,953	2.869% due 12/25/45 (b)	320,234
178,799	2.889% due 12/25/45 (b)	141,560
414,164	Washington Mutual Pass-Through Certificates, 2.879% due 11/25/45 (b)	327,778
376,880	Zuni Mortgage Loan Trust, 2.729% due 8/25/36 (b)	357,489

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $16,768,535)	14,461,946

U.S. GOVERNMENT & AGENCY OBLIGATION - 4.0%
U.S. Government Agency - 3.8%
2,000,000	Federal National Mortgage Association (FNMA), Notes, 5.221% due 2/17/09 (a)(b)	2,021,260

U.S. Government Obligation - 0.2%
60,000	U.S. Treasury Notes, 4.750% due 8/15/17	66,403

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost - $2,061,219)	2,087,663

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.3%
	U.S. Treasury Bonds, Inflation Indexed:
95,700	2.000% due 1/15/26	98,691
554,656	2.375% due 1/15/27 (a)	605,615

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $642,003)	704,306

Shares
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
7,075	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	172,630
4,525	Federal National Mortgage Association (FNMA), 8.250%	108,827

	TOTAL PREFERRED STOCKS (Cost - $290,000)	281,457

Contracts
PURCHASED OPTIONS - 0.0%
7	U.S. Treasury Notes 10 Year Futures, Put @ $117	2,734
7	U.S. Treasury Notes 10 Year Futures, Put @ $119	8,094

	TOTAL PURCHASED OPTIONS (Cost - $14,398)	10,828

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $72,660,811)	68,340,151

See Notes to Schedule of Investments.

Legg Mason Partners Short/Intermediate U.S. Government Fund

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 28.8%
U.S. Government Agency - 0.3%
$167,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.691% due 12/15/08 (f)(g) (Cost - $164,985)	$164,660

Repurchase Agreement - 28.5%
15,074,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $15,074,942; (Fully collateralized by U.S. government agency obligation, 4.075% due 01/15/13; Market value - $15,502,538)(a) (Cost - $15,074,000)	15,074,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,238,985)	15,238,660

	TOTAL INVESTMENTS - 158.1% (Cost - $87,899,796#)	83,578,811
	Liabilities in Excess of Other Assets - (58.1)%	(30,701,572)

	TOTAL NET ASSETS - 100.0%	$52,877,239

(a)	All or a portion of this security is segregated for open futures contracts, written options, and/or to-be-announced (“TBA”) securities.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(c)	This security is traded on a TBA basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
7	U.S. Treasury Notes 10 Year Futures, Call	4/25/08	$121	$2,953
7	U.S. Treasury Notes 10 Year Futures, Call	4/25/08	120	6,235

	Total Options Written (Premiums received — $16,008)			$9,188

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short/Intermediate U.S. Government Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Effective, May 15, 2008 the Fund’s name has changed to Legg Mason Partners Intermediate—Term U.S. Government Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

5

Notes to Schedule of Investments (unaudited) (continued)

(e) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Credit and Market Risk. Investments in securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$83,578,811	$292,285	$83,286,526	—
Other Financial Instruments*	98,480	98,480	—	—

Total	$83,677,291	$390,765	$83,286,526	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

6

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$749,100
Gross unrealized depreciation	(5,070,085)

Net unrealized depreciation	$(4,320,985)

At March 31, 2008, the Fund held TBA securities with a total cost of $30,283,650.

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	2	6/08	$231,416	$237,594	$6,178
U.S. Treasury 2-Year Notes	42	6/08	8,967,491	9,015,562	48,071
U.S. Treasury 5-Year Notes	23	6/08	2,586,545	2,627,391	40,846
U.S. Treasury 10-Year Notes	12	6/08	1,430,873	1,427,438	(3,435)

Net Unrealized Gain on Open Futures Contracts					$91,660

During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2007	68	$41,144
Options written	74	66,614
Options closed	(61)	(53,257)
Options expired	(67)	(38,493)

Options written, outstanding March 31, 2008	14	$16,008

4. Recent Accounting Pronouncements

In March 2008, Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

5. Subsequent Event

Effective, May 15, 2008, the Fund’s name is changed to Legg Mason Partners Intermediate—Term U.S. Government Fund.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 28, 2008